Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Operations
Revenue	$ 16,710		$ 16,710			$ 14,723
Operating expenses
Research and development expense	(107,817)	(371,327)	(617,469)	(1,131,329)	(1,645,939)	(4,846,111)
Selling, general and administrative expense	(542,538)	(417,260)	(1,748,085)	(1,680,512)	(2,321,073)	(3,181,254)
Total operating expenses	(650,355)	(788,587)	(2,365,554)	(2,811,841)	(3,967,012)	(8,027,365)
Loss from operations	(633,645)	(788,587)	(2,348,844)	(2,811,841)	(3,967,012)	(8,012,642)
Interest income	830	595	2,774	2,680	3,455	6,109
Other income				53,007	51,261	135,914
Gain on settlement of obligations				845,000	845,000
Loss from continuing operations before taxes	(632,815)	(787,992)	(2,346,070)	(1,911,154)	(3,067,296)	(7,870,619)
Income tax expense				(14,485)	(14,485)	133,194
Loss from continuing operations	(632,815)	(787,992)	(2,346,070)	(1,925,639)	(3,081,781)	(7,737,425)
Discontinued operations
(Loss) income from discontinued opertions	(133,148)	(125,326)	(323,423)	(236,754)	(379,859)	1,182
Income tax expense	0		0		0	0
Loss from discontinued operations	(133,148)	(125,326)	(323,423)	(236,754)	(379,859)	1,182
Net loss	$ (765,963)	$ (913,318)	$ (2,669,493)	$ (2,162,393)	$ (3,461,640)	$ (7,736,243)
Net loss per share, basic and diluted
Continuing operations	$ (3.05)	$ (6.15)	$ (11.70)	$ (15.26)	$ (23.47)	$ (85.68)
Discontinued operations	$ (0.64)	$ (0.98)	$ (1.61)	$ (1.88)	$ (2.89)	$ 0.01
Net loss per share	$ (3.69)	$ (7.13)	$ (13.31)	$ (17.13)	$ (26.37)	$ (85.67)
Weighted average shares outstanding, basic and diluted (in shares)	207,806	128,124	200,547	126,227	131,285	90,307